FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

March 17, 2014

Filed Via EDGAR (CIK #0000872625)

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

     RE:  FRANKLIN STRATEGIC SERIES (Registrant)

          (Franklin Biotechnology Discovery Fund)

          File Nos. 033-39088 and 811-06243

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on March 3, 2014.

Sincerely yours,

FRANKLIN STRATEGIC SERIES

/S/Karen L. Skidmore

Karen L. Skidmore

Vice President and Secretary

KLS/smk

cc:  Marguerite C. Bateman, Esq.

Bruce G. Leto, Esq.

Brian E. Lorenz, Esq.